Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	May 04, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Total assets	$ 0	$ 0
Current liabilities:
Total liabilities	0	0
Commitments and contingencies
Stockholders' Deficit
Common Stock, Value, Issued	0.01	0.01
Due from stockholder	(0.01)	(0.01)
Total stockholders' deficit	(1,028,577,000)	0	$ (860,048,000)	$ (672,600,000)
Total liabilities, redeemable convertible preferred stock, and stockholders' deficit	0	$ 0
Bird Rides [Member]
Current assets:
Cash and cash equivalents	38,667,000		43,158,000	109,160,000
Restricted cash and cash equivalents	23,027,000		9,609,000	9,180,000
Accounts receivable, net	473,000		2,857,000	2,458,000
Inventory	17,735,000		5,256,000	4,355,000
Prepaid expenses and other current assets	18,755,000		8,254,000	15,041,000
Total current assets	98,657,000		69,134,000	140,194,000
Property and equipment, net	1,852,000		4,152,000	11,536,000
Vehicle deposits	70,380,000		13,290,000	21,526,000
Goodwill	124,059,000		131,255,000	1,296,000
Other assets	8,308,000		4,944,000	3,082,000
Total assets	394,773,000		303,880,000	268,779,000
Current liabilities:
Accounts payable	9,637,000		12,212,000	25,878,000
Accrued expenses	23,468,000		20,004,000	12,236,000
Deferred revenue	45,332,000		42,900,000	36,015,000
Notes payable current	11,274,000		29,280,000	25,122,000
Other current liabilities	6,909,000		5,078,000	6,465,000
Total current liabilities	96,620,000		109,474,000	105,716,000
Notes payable — non current			0	21,342,000
Derivative liabilities	142,777,000		450,000
Other liabilities	7,264,000		9,722,000
Other liabilities			10,172,000	11,750,000
Total liabilities	246,661,000		119,646,000	138,808,000
Commitments and contingencies
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock			1,044,642,000	802,887,000
Stockholders' Deficit
Founders convertible preferred stock	0		0
Common Stock, Value, Issued	0		0
Additional paid-in capital	84,114,000		92,654,000	85,547,000
Accumulated other comprehensive income	9,770,000		13,005,000	(670,000)
Accumulated deficit	(1,122,461,000)		(965,707,000)	(757,477,000)
Total stockholders' deficit	(1,028,577,000)		(860,048,000)	(672,600,000)
Total liabilities, redeemable convertible preferred stock, and stockholders' deficit	394,773,000		303,880,000	268,779,000
Bird Rides [Member] | Common Stock [Member]
Stockholders' Deficit
Common Stock, Value, Issued			0	0
Redeemable Convertible Senior Preferred Stock [Member]
Stockholders' Deficit
Total stockholders' deficit	132,407,000
Redeemable Convertible Senior Preferred Stock [Member] | Bird Rides [Member]
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock	132,407,000		0
Redeemable Convertible Prime Preferred Stock [Member]
Stockholders' Deficit
Total stockholders' deficit	1,044,282,000
Redeemable Convertible Prime Preferred Stock [Member] | Bird Rides [Member]
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock	1,044,282,000		0
Redeemable Convertible Preferred Stock [Member]
Stockholders' Deficit
Total stockholders' deficit			1,044,282,000	802,571,000
Redeemable Convertible Preferred Stock [Member] | Bird Rides [Member]
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock	0		1,044,282,000	802,571,000
Founders Convertible Preferred Stock [Member] | Bird Rides [Member]
Stockholders' Deficit
Founders convertible preferred stock			0	0
Vehicles [Member] | Bird Rides [Member]
Current assets:
Vehicle deposits	$ 91,517,000		$ 81,105,000	$ 91,145,000